COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

20.                   COMMITMENTS AND CONTINGENCIES

(a)                                          Operating lease commitments

The Group entered into various operating lease arrangements with various expiration dates relating to office facilities, corporate apartments and software for research and development. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

$
2013	2,119
2014	501
2015	237
2,857

As of December 31, 2012, the Group had no operating lease commitment beyond 2015.

Total rental expense amounted to $1,669, $2,612 and $2,224 for the years ended December 31, 2010, 2011 and 2012, respectively.

(b)                                          Product purchase commitments

As of December 31, 2012, the Group had commitments to purchase products from suppliers that had not been recognized in the financial statements, of $4,953 payable within one year.

(c)                                           Capital commitments

As of December 31, 2012, the Group had commitments to purchase fixed assets that had not been recognized in the financial statements amounting to $389 within one year.

Vimicro China had executed an agreement in December 2006 with Beijing Haidian Xinhua Agricultural Industrial & Commercial Co., providing that Vimicro China, upon completion of the construction of the office building, shall transfer 35% of the total construction area of the same developed property to the original land users as compensation in kind for expropriation of the land.

(d)                                          Construction in progress

In May 2009, Vimicro Tianjin entered into a transfer agreement for land use rights with the Tianjin Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of RMB13.8 million ($2,100), Vimicro Tianjin acquired the land use right for 34,418 square meters of land in Tianjin Economic Technology Development Area.

The land will be the site of Vimicro Tianjin’s office building and production facilities.  Governmental authorities require to obtain necessary governmental approvals for the proposed project.

Vimicro Tianjin has commenced the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions in 2009 and expects to complete the construction of the first building in 2013. The estimated aggregate capital expenditure in connection with the project amounts to $43,000, which the Company expects to finance through the credit facility obtained from the Tianjin Branch of China Construction Bank (see note 14) and internal capital resources. Direct costs related to the construction of $9,360 and $17,209 were capitalized as construction in progress for the years ended December 31, 2011 and 2012, respectively. Amounts of construction in progress will be transferred to property and equipment upon the completion of the construction which is expected in 2013.

(e)                                  Contingencies

In an effort to divest certain land use rights, in December 2010, the Group entered into an agreement to dispose off its equity interest in Vimicro Shanghai, Vimicro Shenzhen and Vimicro Jiangsu to VMF Consulting Company for cash consideration, subject to government approvals. In November 2012 the Company completed the disposal of the equity interest in the parent company of Vimicro Shanghai, VMF Shanghai, for a cash consideration of $10,410 based upon a third party valuation report after approval from the audit committee and a special independent committee.

Land use rights held by Vimicro Shenzhen

In June 2007, Vimicro Shenzhen entered into an agreement with Shenzhen Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of RMB6.7 million ($1,000), Vimicro Shenzhen acquired the land use rights for 3,947 square meters of land in Shenzhen High-Tech Industrial Park. Vimicro Shenzhen originally planned to use the land to build an office building and accommodate a research and development center. According to the land use right transfer agreement, Vimicro Shenzhen was to complete construction of the site by June 22, 2009. Vimicro Shenzhen applied for construction extension in June 2009 but had not granted the extension as of December 31, 2012. It is possible that Vimicro Shenzhen may be subject to the withdrawal of the land use rights with a refund of the land consideration after deduction of penalty should the local government agencies deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012. Subsequently, the Group disposed off Vimicro Shenzhen (note 21).

Land use rights held by Vimicro Jiangsu

In December 2007, Vimicro Jiangsu entered into an agreement with the Administrative Committee of Nanjing Xuzhuang Software Industry Base (“Xuzhuang Committee”) and Nanjing Xuanwu District Management and Investment of State-Owned Assets Holdings (Group) Co., Ltd (“Xuanwu SAMC”). According to the land use right agreements entered by Vimicro Jiangsu, the construction of the proposed research and development center should commence prior to December 31, 2010. In June 2012, Vimicro Jiangsu entered into an agreement with the Xuzhuang Committee, whereby the Committee agreed to provide support for Vimicro Jiangsu to further develop the research and development property project on the said land. In December 2012, Vimicro Jiangsu entered into an agreement with Xuanwu SAMC which agreed to purchase an office building to be built on the land for a pre-agreed price upon construction completion. Vimicro Jiangsu had not received the land use right certificate and therefore could commence construction as of December 31, 2012.

To fully carry out the plan set out in these agreements, Vimicro Jiangsu needs to reach agreements with, and obtain regulatory consent and approvals from, local regulators, including the conversion of the land-use rights to allow such development activities. The time and procedures for obtaining the above mentioned consents and approvals by the PRC regulatory authority may be subject to significant uncertainty and there is no assurance that Vimicro Jiangsu may receive the approvals, develop the project or otherwise complete the disposal using other options on a timely basis. Vimicro Jiangsu is in discussion with the relevant authorities on the extension of construction. However, the relevant government authorities might deny the request and impose penalties for the construction delay. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012.

Other contingencies

In February 2010, Vimicro China entered into an agreement with the Beijing Municipal Bureau of Land and Resources to acquire the land use right for 5,047 square meters of land from the Beijing local government.  Upon acquisition of the land use rights, Vimicro China will be responsible at its own cost for the land grounding work (including the relevant removal and relocation work) and infrastructure construction work (including the relevant construction of access to road, water, electricity, telecommunication, gas, etc.).  The land will be the site of new office building, which will become Vimicro China’s new headquarters and accommodate a research and development center. The aggregate consideration for the acquisition of the land use rights is RMB39.1 million ($5,900).  Pursuant to an agreement entered into in December 2006 between Vimicro China and Xinhua Agricultural Industrial & Commercial Co., (“Xinhua Agricultural”), the former holder of this land use right, Vimicro China shall transfer 35% of the total construction area of the same developed property to Xinhua Agricultural as compensation in kind for the expropriation of the land upon completion of the construction of the office building. Vimicro China submitted the application to land certificate and expected to obtain in 2013 before the construction officially starts. The proposed project is subject to governmental approval. Should the governmental authorities request to modify the project, the land and construction site areas, as well as the total cost for the project, may change.

According to the agreement, the land should have been developed before August 31, 2010. In the event of delay, an application of extension should be submitted. Vimicro China applied for an extension; however, the application remained subject to local government agency approval as of December 31, 2012. It is possible that Vimicro China may be subject to penalties should the local government agency deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012.

The construction plan of the office building of Vimicro China indicates that the building will block the sunlight of a kindergarten. It is reasonably possible that Vimicro China will be subject to a claim for compensation by the kindergarten before the government approves the building construction. The potential compensation, if any, cannot be reasonably estimated as of December 31, 2012.

(f)                                   Litigations

The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company’s financial position, results of operations or cash flows.